Leases	6 Months Ended
Jun. 30, 2022
Lessee Disclosure [Abstract]
Leases
8.	Leases
In March 2005, the Company executed a lease for approximately 36,000 square feet. Effective December 1, 2021, the Company exercised its option to extend its existing facility lease for an additional five years (the Lease Amendment) through November 30, 2027. Upon delivery of the Company’s notice to exercise the right to extend the term option in the lease, the Company reassessed its facility lease. In December 2021, upon determination of the lease payments, the Company again reassessed facility lease. The reassessments of the Lease Amendment was determined to qualify as a change of accounting for the existing lease rather than a separate contract. As such, the ROU assets and operating lease liabilities were remeasured using an incremental borrowing rate as of the reassessment date. The Company determined there was no difference between the remeasured ROU asset and the operating lease liabilities and therefore no gain or loss was recognized and no impairment of the ROU asset occurred. During the fourth quarter of 2021, the Company recorded an increase in the ROU assets and lease liabilities of $11.5 million. The Company no longer has a right to extend the lease term.
The components of lease expense are as follows (in thousands):

	Six Months Ended June 30,
	2022	2021
Operating lease expenses R&D
Operating lease costs	$1,113	$622
Variable lease costs (1)	451	503
Operating lease expenses G&A
Operating lease costs	250	117
Variable lease costs (1)	101	95

Total operating lease expense	$1,915	$1,337

(1)	Includes short-term lease costs which are immaterial.